THELEN REID & PRIEST LLP
                                                                Attorneys At Law
                                                       -------------------------
                                                                875 Third Avenue
                                                        New York, NY  10022-6225

                                                               Tel. 212.603.2000
                                                               Fax  212.603.2001
                                                              www.thelenreid.com





                                  June 17, 2005


VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549


         Re:  NATUREX S.A. SCHEDULE TO

Ladies and Gentlemen:

         On behalf of Naturex S.A., a societe anonyme organized under the laws of the French Republic, we enclose a Tender Offer Statement on Schedule TO for filing with the Securities and Exchange Commission (the "Commission") with respect to the tender offer by Naturex Acquisition Corp., a Delaware corporation and a wholly-owned subsidiary of Naturex S.A., for all of the outstanding shares of common stock, par value $.01 per share, of Pure World, Inc. which was commenced today.

         A wire transfer of the filing fee in the amount of $4,588.38 was previously wired to the account of the Commission.

         If you have any questions, please contact the undersigned.

                                        Very truly yours,

                                        THELEN REID & PRIEST LLP,
                                        Counsel to Naturex S.A.



                                        By:    /s/ Burton K. Haimes
                                           -------------------------------------
                                                   Burton K. Haimes
Enclosure